SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Number of reportable operating segment	1	1